Schedule of cash and cash equivalents (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash in hand	$ 1,447	$ 1,404
Cash held at banks	13,206,356	13,204,602
Total cash and cash equivalents	$ 13,207,803	$ 13,206,006